Other Non-Current Assets (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Other Non-Current Assets [Line Items]
Prepayment for brand authorization	$ 4,600,000	$ 4,600,000
Equity investment	54,289	$ 41,372
Junpo Jiyuan [Member]
Other Non-Current Assets [Line Items]
Equity investment	26,650
Xiamen Hualiu Boying Film & Media Co., Ltd [Member]
Other Non-Current Assets [Line Items]
Equity investment	$ 27,639